RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062. CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges. During the year ended December 31, 2012, the monthly base rent was $40,250 in accordance with the lease schedule. During the period January 1 through August 31, 2011, the monthly base rent was $40,000 and increased in accordance with the lease schedule to $40,250 for the period September 1 through December 31, 2011. Barakel, LLC is controlled by James McKenzie, who was a majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

The Company recorded investment income of $59,623 and $41,472 during 2012 and 2011, respectively, related to its interest in Test Products International (“TPI”). During 2011, the Company assigned a note receivable from TPI with a balance of $192,508 to IED, Inc. toward the principal owed on notes payable. For further details regarding TPI, please see Note 2 discussion Investment – Equity Method.

In September 2010, the Company negotiated an amendment to the $14,000,000 seller’s promissory note to International Electronic Devices, Inc., of which a related party and two corporate officers, one of whom is also a director, are principals in the corporate note holder. This amendment provided forgiveness of the principal balance of $1,588,063 and forgiveness of accrued interest of $724,729, as well as an extension of the maturity date to May 15, 2018. The total forgiveness of debt and accrued interest of $2,312,792 was recorded as additional paid in capital in 2010. In exchange for this amendment, the Company agreed to make principal payments totaling $1,500,000 as follows: $1,200,000 before December 31, 2010 and an additional $300,000 in January 2011. Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of $187,208 to IED during the first quarter of 2011. During 2010, $200,000 of the $1,200,000 in principal that was due before December 31, 2010 was settled for 33,333 shares of common stock at a conversion price of $6.00 per share. A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction. During 2012 and 2011, the Company made regular interest payments on this seller’s promissory note in accordance with the terms of the note. Additionally, during 2012, the Company repaid $3,000,000 of the principal balance from proceeds received through the equity issuances. At December 31, 2012, the balance of this note is $7,303,683 and is held in long term notes payable, related party.

In April 2011, a member of the Board of Directors exercised 23,333 warrants at $0.30 per share which he previously received in exchange for a personal guarantee of a bank note provide don behalf of the Company in May 2008. The Company received $7,000 of proceeds from this warrant exercise.

In May 2011, a beneficial owner of more than 5% of the outstanding common stock, exercised 10,000 warrants at $0.30 per share which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $3,000 from this warrant exercise.

Also in May 2011, a beneficial owner of approximately 8% of the outstanding common stock, exercised 133,333 warrants at $0.30 per share which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008. The Company received $40,000 from this warrant exercise.

In July 2011, a CUI Global officer provided a short term convertible loan of $35,000 to the Company which accrues interest at 6% per annum, convertible at $0.17 per common share. The balance of this loan was repaid in full during 2012. At December 31, 2012 and 2011, the balance of this loan was $0 and $35,000, respectively, and is included in Convertible notes payable, related party, current portion due. There was no beneficial conversion on the convertible note as the conversion price was equal to the fair value on the date of grant.

In March 2012, a beneficial owner of approximately 8% of the outstanding common stock exercised 10, 071 warrants at $0.30 per share which he previously received in relation to a note provided to the Company which has since been paid in full. The Company received $3,021 from this warrant exercise.